Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of Group's operating leases mainly related to offices facilities

	December 31, 2021	December 31, 2022
	RMB	RMB
Operating lease ROU assets	28,941	25,116
Operating lease liabilities, non-current	(17,076)	(8,195)
Operating lease liabilities, current	(13,929)	(18,372)
Total operating lease liabilities	(31,005)	(26,567)
Weighted average remaining lease term	2.5 years	1.7 years
Weighted average discount rate	7.0%	6.3%

Summary of components of lease cost and supplemental cash flow information

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease cost	8,569	10,329	17,284
Short-term lease cost	7,456	9,353	10,974
Total lease cost	16,025	19,682	28,258

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash payments for operating leases	8,867	9,786	17,910
Right-of-use assets obtained in exchange for operating lease liabilities	12,851	34,988	13,505

Summary of maturity of operating lease liabilities

RMB
2023	19,527
2024	7,399
2025	1,121
Total future lease payments	28,047
Impact of discounting remaining lease payments	(1,480)
Total lease liabilities	26,567